Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidated statements of comprehensive income
Sales of services	$ 520,548	$ 398,331	$ 314,596
Operating expenses
Cost of services (exclusive of depreciation and amortization)	293,960	229,537	185,557
Selling, general and administrative expenses	128,952	95,946	76,911
Depreciation and amortization	16,834	12,944	8,981
Loss from revaluation of contingent liability (Note 2)	1,166	922
Operating income	79,636	58,982	43,147
Other income and expenses
Interest expense, net	(543)	(1,508)	(1,277)
Other gain (loss), net (Note 8)	1,430	557	(1)
Gain (loss) from foreign currency exchange contracts (Note 2)	1,321	(1,134)	(621)
Net foreign exchange loss	(8,867)	(961)	(66)
Income before income taxes	72,977	55,936	41,182
Income tax expense (Note 12)	(9,828)	(4,706)	(3,645)
Net income	63,149	51,230	37,537
Net income attributable to the Group	63,149	51,230	37,537
Other comprehensive income, net of tax
Foreign currency translation adjustment	(47)	1,118	(1,514)
Unrecognized actuarial loss (Note 17)	(378)	0
Comprehensive income	62,724	52,348	36,023
Comprehensive income attributable to the Group	$ 62,724	$ 52,348	$ 36,023
Basic EPS per Class A and Class B ordinary share (Note 16)
Net income attributable to the Group per ordinary share (in dollars per share)	$ 1.93	$ 1.59	$ 1.27
Weighted average ordinary shares outstanding (in shares)	32,790,711	32,129,355	29,662,696
Diluted EPS per Class A and Class B ordinary share (Note 16)
Diluted net income attributable to the Group per ordinary share (in dollars per share)	$ 1.91	$ 1.59	$ 1.24
Diluted weighted average ordinary shares outstanding	33,111,753	32,242,488	30,235,884